T. ROWE PRICE Large-Cap Value Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 97.6%
COMMUNICATION SERVICES 4.7%
Entertainment 1.1%
Walt Disney (1) 255,967 43,302
43,302
Interactive Media & Services 0.8%
Alphabet, Class C (1) 12,263 32,685
32,685
Media 2.8%
Comcast, Class A  993,721 55,579
Fox, Class B  642,907 23,865
News, Class A  1,301,038 30,613
110,057
Total Communication Services 186,044
CONSUMER DISCRETIONARY 3.3%
Auto Components 0.9%
Magna International  456,440 34,343
34,343
Hotels, Restaurants & Leisure 0.6%
Las Vegas Sands (1) 618,417 22,634
22,634
Multiline Retail 0.4%
Kohl's  367,227 17,293
17,293
Specialty Retail 1.4%
TJX  847,704 55,932
55,932
Total Consumer Discretionary 130,202
CONSUMER STAPLES 7.0%
Beverages 0.8%
Coca-Cola  578,336 30,345
30,345
Food & Staples Retailing 1.0%
Walmart  283,515 39,516
39,516
Food Products 2.9%
Bunge  351,446 28,580
Conagra Brands  976,338 33,069

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Tyson Foods, Class A  618,235 48,803
110,452
Household Products 1.0%
Kimberly-Clark  305,711 40,488
40,488
Tobacco 1.3%
Philip Morris International  521,162 49,401
49,401
Total Consumer Staples 270,202
ENERGY 5.7%
Oil, Gas & Consumable Fuels 5.7%
ConocoPhillips  775,073 52,526
Exxon Mobil  725,940 42,700
TC Energy  599,726 28,841
TotalEnergies, ADR  1,981,723 94,984
Total Energy 219,051
FINANCIALS 23.3%
Banks 9.3%
Bank of America  1,757,471 74,605
Fifth Third Bancorp  1,652,256 70,122
Huntington Bancshares  2,113,277 32,671
JPMorgan Chase  58,534 9,581
Signature Bank  114,530 31,184
Wells Fargo  3,051,556 141,623
359,786
Capital Markets 5.0%
Charles Schwab  1,016,512 74,043
Goldman Sachs Group  119,534 45,187
Morgan Stanley  751,100 73,090
192,320
Diversified Financial Services 1.0%
Equitable Holdings  1,328,088 39,365
39,365
Insurance 8.0%
American International Group  1,981,512 108,765
Chubb  486,912 84,470
Marsh & McLennan  271,632 41,133
MetLife  1,234,753 76,221
310,589
Total Financials 902,060

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE 15.9%
Biotechnology 1.3%
AbbVie  473,500 51,076
51,076
Health Care Equipment & Supplies 5.6%
Becton Dickinson & Company  262,688 64,574
Hologic (1) 462,890 34,166
Medtronic  528,645 66,266
Zimmer Biomet Holdings  340,027 49,766
214,772
Health Care Providers & Services 3.4%
Anthem  162,350 60,524
Cigna  190,995 38,230
CVS Health  367,041 31,147
129,901
Life Sciences Tools & Services 0.8%
Thermo Fisher Scientific  56,382 32,213
32,213
Pharmaceuticals 4.8%
Elanco Animal Health (1) 1,048,756 33,445
Johnson & Johnson  357,487 57,734
Merck  538,081 40,415
Perrigo  398,588 18,865
Pfizer  851,329 36,616
187,075
Total Health Care 615,037
INDUSTRIALS & BUSINESS SERVICES 11.8%
Aerospace & Defense 0.7%
Boeing (1) 116,035 25,521
25,521
Air Freight & Logistics 2.6%
United Parcel Service, Class B  543,182 98,913
98,913
Airlines 0.8%
Southwest Airlines (1) 597,093 30,708
30,708
Commercial Services & Supplies 0.7%
Stericycle (1) 388,499 26,406
26,406

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Electrical Equipment 0.6%
Rockwell Automation  75,296 22,140
22,140
Industrial Conglomerates 3.9%
General Electric  1,268,297 130,673
Siemens (EUR)  125,414 20,511
151,184
Machinery 2.1%
Caterpillar  79,106 15,186
Cummins  135,876 30,513
Illinois Tool Works  173,045 35,756
81,455
Professional Services 0.4%
Nielsen Holdings  813,695 15,615
15,615
Total Industrials & Business Services 451,942
INFORMATION TECHNOLOGY 11.2%
Communications Equipment 0.9%
Cisco Systems  653,935 35,594
35,594
Electronic Equipment, Instruments & Components 0.7%
TE Connectivity  211,345 29,001
29,001
IT Services 1.0%
Fiserv (1) 358,510 38,898
38,898
Semiconductors & Semiconductor Equipment 5.3%
Applied Materials  452,927 58,305
NXP Semiconductors  126,624 24,802
QUALCOMM  504,864 65,118
Texas Instruments  301,505 57,952
206,177
Software 3.3%
Citrix Systems  315,982 33,927
Microsoft  329,693 92,947
126,874
Total Information Technology 436,544
MATERIALS 4.6%
Chemicals 2.4%
CF Industries Holdings  901,665 50,331

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
International Flavors & Fragrances  325,243 43,491
93,822
Containers & Packaging 2.2%
International Paper  1,538,474 86,031
86,031
Total Materials 179,853
REAL ESTATE 3.6%
Equity Real Estate Investment Trusts 3.6%
AvalonBay Communities, REIT  155,469 34,458
Welltower, REIT  405,066 33,378
Weyerhaeuser, REIT  1,959,550 69,701
Total Real Estate 137,537
UTILITIES 6.5%
Electric Utilities 4.0%
Entergy  243,659 24,198
NextEra Energy  502,438 39,451
Southern  1,450,092 89,862
153,511
Multi-Utilities 2.5%
Ameren  435,961 35,313
Sempra Energy  472,107 59,721
95,034
Total Utilities 248,545
Total Common Stocks (Cost $2,590,359) 3,777,017
CONVERTIBLE PREFERRED STOCKS 0.5%
HEALTH CARE 0.2%
Health Care Equipment & Supplies 0.2%
Becton Dickinson & Company, Series B, 6.00%, 6/1/23 (2) 140,914 7,587
7,587
Pharmaceuticals 0.0%
Elanco Animal Health, 5.00%, 2/1/23 (2) 21,163 1,053
1,053
Total Health Care 8,640

T. ROWE PRICE Large-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
UTILITIES 0.3%
Electric Utilities 0.3%
Southern, Series A, 6.75%, 8/1/22  246,087 12,411
Total Utilities 12,411
Total Convertible Preferred Stocks (Cost $20,436) 21,051
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 0.05% (3)(4) 61,777,846 61,778
Total Short-Term Investments (Cost $61,778) 61,778
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.2%
Short-Term Funds 0.2%
T. Rowe Price Short-Term Fund, 0.07% (3)(4) 645,859 6,459
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 6,459
Total Securities Lending Collateral (Cost $6,459) 6,459
Total Investments in Securities 99.9%
(Cost $2,679,032) $ 3,866,305
Other Assets Less Liabilities 0.1% 3,901
Net Assets 100.0% $ 3,870,206
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2021.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Large-Cap Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ — $ — $ 14
T. Rowe Price Short-Term Fund, 0.07% — — —++
Totals $ —# $ — $ 14+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 33,727  ¤  ¤ $ 61,778
T. Rowe Price Short-Term Fund,
0.07% 19,375  ¤  ¤ 6,459
Total $ 68,237^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $14 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $68,237.

T. ROWE PRICE Large-Cap Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Large-Cap Value Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Large-Cap Value Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Large-Cap Value Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Large-Cap Value Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F1233-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,756,506 $ 20,511 $ — $ 3,777,017
Convertible Preferred Stocks — 21,051 — 21,051
Short-Term Investments 61,778 — — 61,778
Securities Lending Collateral 6,459 — — 6,459
Total $ 3,824,743 $ 41,562 $ — $ 3,866,305